Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 21,356,228	$ 697,460	$ 23,517,064	$ 27,400,035
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 5,251,529		$ 4,705,064	$ 5,681,277
Percentage of total revenue	25.00%	25.00%	20.00%	21.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,834,188		$ 1,868,583	$ 2,484,611
Percentage of total revenue	13.00%	13.00%	8.00%	9.00%
Customer M [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,320,905		$ 2,278,645	$ 2,832,088
Percentage of total revenue	6.00%	6.00%	10.00%	10.00%